Note 19 Other assets and liabilities (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Assets [abstract]
Inventories	€ 446,000,000	€ 572,000,000
Items in course of collection from other banks	107,000,000	160,000,000
Other Assets Accruals	797,000,000	756,000,000
Other assets other items	1,297,000,000	1,025,000,000
Other assets	2,647,000,000	2,513,000,000
Liabilities [abstract]
Items in course of collection from other banks	107,000,000	160,000,000
Other Liabilities Transactions In Progress	27,000,000	75,000,000
Other Liabilities Accruals	1,749,000,000	1,584,000,000
Other items liabilities	2,276,000,000	1,144,000,000
Other liabilities	€ 4,053,000,000	€ 2,802,000,000